Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating revenues
Time and voyage charter revenues	$ 95,399	$ 90,558	$ 409,593
Vessel and other management fees	10,756	9,270	752
Total operating revenues	106,155	99,828	410,345
Operating expenses
Vessel operating expenses	49,570	43,750	86,672
Voyage expenses	27,340	14,259	9,853
Administrative expenses	19,267	22,952	25,013
Depreciation and amortization	49,811	36,871	85,524
Impairment of long-term assets	500	500	500
Total operating expenses	146,488	118,332	207,562
Gain on disposals	43,783	65,619	0
Other operating loss	(6,387)	0	0
Other operating gains (losses) - LNG trade	1,317	0	(27)
Operating (loss) income	(1,620)	47,115	202,756
Other non-operating income
Gain on loss of control	0	0	853,996
Gain on business acquisition	0	0	4,084
Other non-operating income (expense)	27,203	30,960	0
Other non-operating income (expense)	281	(3,355)	(151)
Total other non-operating income	27,484	27,605	857,929
Financial (expenses) income
Interest income	716	3,549	2,819
Interest expense	(14,474)	0	(31,924)
Other financial items, net	(74,094)	38,219	(13,763)
Net financial (expenses) income	(87,852)	41,768	(42,868)
(Loss) income before equity in net earnings (losses) of affiliates, income taxes and noncontrolling interests	(61,988)	116,488	1,017,817
Income taxes	1,114	3,404	(2,765)
Equity in net earnings (losses) of affiliates	19,408	15,821	(609)
Net (loss) income	(41,466)	135,713	1,014,443
Net income attributable to noncontrolling interests	(1,655)	0	(43,140)
Net (loss) income attributable to Golar LNG Ltd	$ (43,121)	$ 135,713	$ 971,303
Per common share amounts:
(Loss) earnings - Basic (in dollars per share)	$ (0.50)	$ 1.69	$ 12.09
(Loss) earnings - Diluted (in dollars per share)	$ (0.50)	$ 1.59	$ 11.66
Cash dividends declared and paid (in dollars per share)	$ 1.80	$ 1.35	$ 1.93